Accounts Receivable And Other Receivables - Additional Information (Details) - Client	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Trade And Other Accounts Receivables [Abstract]
Number of clients individually generated more than ten percentage of revenue	2	2	3
Number of clients globally generated 25% percentage of revenue	2	2	3